UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6707

				Narragansett Insured Tax-Free Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



SEMI-ANNUAL
REPORT

DECEMBER 31, 2004

A TAX-FREE INCOME INVESTMENT

 [Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

              [Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

              [Logo of the Aquila Group of Funds: an eagle's head]

AQUILA(SM)
GROUP OF FUNDS

                         SERVING RHODE ISLAND INVESTORS
                             FOR MORE THAN A DECADE

                              NARRAGANSETT INSURED
                              TAX-FREE INCOME FUND

               380 Madison Avenue, Suite 2300 o New York, NY 10017
                           800-437-1020 o 212-697-6666

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of a sailboat on top of waves and three seagulls flying above it]

                               SEMI-ANNUAL REPORT

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)

                                                                              RATING
    FACE                                                                   MOODY'S, S&P
   AMOUNT     GENERAL OBLIGATION BONDS (43.5%)                               OR FITCH           VALUE
------------  -------------------------------------------------------      ------------     ------------
              Coventry, Rhode Island
$   550,000   5.000%, 11/01/16 AMBAC Insured ........................      Aaa+/AAA+++      $    596,326
    550,000   5.000%, 11/01/17 AMBAC Insured ........................      Aaa+/AAA+++           589,787
              Cranston, Rhode Island
    300,000   5.500%, 06/15/07 MBIA Insured .........................      Aaa+/AAA++            310,662
    500,000   2.750%, 02/15/09 FSA Insured ..........................      Aaa+/AAA++            501,735
  1,000,000   3.125%, 02/15/11 FSA Insured ..........................      Aaa+/AAA++            998,050
    500,000   5.450%, 11/15/11 FGIC Insured .........................      Aaa+/AAA++            559,815
              Cumberland, Rhode Island
    250,000   3.750%, 02/01/13 FGIC Insured .........................      Aaa+/AAA++            254,887
    250,000   4.000%, 02/01/14 FGIC Insured .........................      Aaa+/AAA++            257,652
    250,000   4.000%, 02/01/15 FGIC Insured .........................      Aaa+/AAA++            255,538
    500,000   5.000%, 08/01/15 MBIA Insured .........................      Aaa+/AAA++            530,670
    250,000   4.000%, 02/01/16 FGIC Insured .........................      Aaa+/AAA++            253,965
    250,000   4.100%, 02/01/17 FGIC Insured .........................      Aaa+/AAA++            254,122
    250,000   4.150%, 02/01/18 FGIC Insured .........................      Aaa+/AAA++            252,730
  1,255,000   5.000%, 10/01/18 MBIA Insured .........................      Aaa+/AAA++          1,336,813
  1,040,000   5.200%, 10/01/21 MBIA Insured .........................      Aaa+/AAA++          1,130,938
              East Providence, Rhode Island
    500,000   5.400%, 05/15/07 MBIA Insured .........................      Aaa+/AAA++            515,790
              Lincoln, Rhode Island
    400,000   5.100%, 01/15/06 MBIA Insured .........................      Aaa+/AAA++            404,720
    250,000   5.750%, 08/01/15 FGIC Insured .........................      Aaa+/AAA+++           260,350
              New Shoreham, Rhode Island
    245,000   4.000%, 11/15/15 AMBAC Insured ........................      Aaa+/AAA++            250,302
    255,000   4.250%, 11/15/16 AMBAC Insured ........................      Aaa+/AAA++            263,249
    270,000   4.250%, 11/15/17 AMBAC Insured ........................      Aaa+/AAA++            277,071
    910,000   4.800%, 04/15/18 AMBAC Insured ........................      Aaa+/AAA++            956,110
    285,000   4.500%, 11/15/18 AMBAC Insured ........................      Aaa+/AAA++            294,713
  1,105,000   5.000%, 04/15/22 AMBAC Insured ........................      Aaa+/AAA++          1,161,289
              Newport, Rhode Island
  1,000,000   4.500%, 11/01/15 AMBAC Insured ........................      Aaa+/AAA+++         1,056,830
  1,000,000   4.750%, 11/01/18 AMBAC Insured ........................      Aaa+/AAA+++         1,052,590
    800,000   5.000%, 11/01/20 AMBAC Insured ........................      Aaa+/AAA+++           852,920
              North Providence, Rhode Island
    400,000   5.700%, 07/01/08 MBIA Insured .........................      Aaa+/AAA++            440,376
    500,000   3.500%, 10/15/13 FSA Insured ..........................      Aaa+/AAA++            501,110

                                                                              RATING
    FACE                                                                   MOODY'S, S&P
   AMOUNT     GENERAL OBLIGATION BONDS (CONTINUED)                           OR FITCH           VALUE
------------  -------------------------------------------------------      ------------     ------------
              North Providence, Rhode Island (continued)
$   500,000   4.700%, 09/15/14 FSA Insured ..........................      Aaa+/AAA++       $    533,665
    500,000   3.650%, 10/15/14 FSA Insured ..........................      Aaa+/AAA++            503,345
    500,000   3.750%, 10/15/15 FSA Insured ..........................      Aaa+/AAA++            500,350
              Pawtucket, Rhode Island
    600,000   4.300%, 09/15/09 AMBAC Insured ........................      Aaa+/AAA+++           640,404
    795,000   3.500%, 04/15/10 AMBAC Insured ........................      Aaa+/AAA+++           814,636
    250,000   4.400%, 09/15/10 AMBAC Insured ........................      Aaa+/AAA+++           268,322
    825,000   3.500%, 04/15/11 AMBAC Insured ........................      Aaa+/AAA+++           840,832
    850,000   3.625%, 04/15/12 AMBAC Insured ........................      Aaa+/AAA+++           866,057
    880,000   3.750%, 04/15/13 AMBAC Insured ........................      Aaa+/AAA+++           896,262
    910,000   4.000%, 04/15/14 AMBAC Insured ........................      Aaa+/AAA+++           935,435
              Providence, Rhode Island
    700,000   5.500%, 01/15/11 FSA Insured ..........................      Aaa+/AAA++            746,480
  1,925,000   5.200%, 04/01/11 AMBAC Insured ........................      Aaa+/AAA+++         2,120,657
  1,000,000   3.600%, 07/15/13 Series A FSA Insured .................      Aaa+/AAA++          1,009,520
  1,000,000   5.000%, 01/15/16 FGIC Insured .........................      Aaa+/AAA++          1,082,180
  1,000,000   5.000%, 01/15/17 FGIC Insured .........................      Aaa+/AAA++          1,071,510
  1,000,000   5.000%, 01/15/18 FGIC Insured .........................      Aaa+/AAA++          1,063,720
              Rhode Island Consolidated Capital
                 Development Loan
  1,000,000   5.250%, 11/01/11 Series C MBIA Insured ................      Aaa+/AAA++          1,124,050
  1,000,000   5.000%, 06/01/14 Series B FGIC Insured ................      Aaa+/AAA++          1,083,590
  1,000,000   5.000%, 09/01/14 Series A FGIC Insured ................      Aaa+/AAA++          1,071,210
  2,000,000   5.000%, 08/01/15 Series B FGIC Insured ................      Aaa+/AAA++          2,148,000
  1,500,000   4.750%, 09/01/17 Series A FGIC Insured ................      Aaa+/AAA++          1,557,930
              South Kingstown, Rhode Island
    500,000   5.500%, 06/15/12 FGIC Insured .........................      Aaa+/AAA+++           562,305
              State of Rhode Island
  1,000,000   5.000%, 07/15/05 FGIC Insured .........................      Aaa+/AAA++          1,015,820
  1,000,000   5.125%, 07/15/11 FGIC Insured .........................      Aaa+/AAA++          1,081,370
  4,000,000   5.000%, 08/01/14 FGIC Insured .........................      Aaa+/AAA++          4,342,120
  1,500,000   5.000%, 09/01/15 FGIC Insured .........................      Aaa+/AAA++          1,593,450
  2,000,000   5.250%, 11/01/17 FGIC Insured .........................      Aaa+/AAA++          2,214,500
  2,500,000   5.000%, 09/01/18 MBIA Insured .........................      Aaa+/AAA++          2,676,000
  2,000,000   5.000%, 09/01/19 MBIA Insured .........................      Aaa+/AAA++          2,136,800
  1,500,000   5.000%, 09/01/20 MBIA Insured .........................      Aaa+/AAA++          1,596,255

                                                                              RATING
    FACE                                                                   MOODY'S, S&P
   AMOUNT     GENERAL OBLIGATION BONDS (CONTINUED)                           OR FITCH           VALUE
------------  -------------------------------------------------------      ------------     ------------
              Warwick, Rhode Island
$   665,000   4.250%, 07/15/14 AMBAC Insured ........................      Aaa+/AAA++       $    695,058
    195,000   5.600%, 08/01/14 FSA Insured ..........................      Aaa+/AAA++            208,513
    700,000   4.375%, 07/15/15 AMBAC Insured ........................      Aaa+/AAA++            731,731
    770,000   4.600%, 07/15/17 AMBAC Insured ........................      Aaa+/AAA++            806,906
  1,000,000   5.000%, 03/01/18 FGIC Insured .........................      Aaa+/AAA++          1,071,800
    810,000   4.700%, 07/15/18 AMBAC Insured ........................      Aaa+/AAA++            847,066
  1,000,000   5.000%, 01/15/19 FGIC Insured .........................      Aaa+/AAA++          1,063,720
    855,000   4.750%, 07/15/19 AMBAC Insured ........................      Aaa+/AAA++            890,671
    500,000   5.000%, 01/15/20 FGIC Insured .........................      Aaa+/AAA++            530,200
              West Warwick, Rhode Island
    500,000   4.875%, 03/01/16 AMBAC Insured ........................      Aaa+/AAA+++           534,345
    670,000   5.000%, 03/01/17 AMBAC Insured ........................      Aaa+/AAA+++           715,165
    700,000   5.050%, 03/01/18 AMBAC Insured ........................      Aaa+/AAA+++           755,699
    735,000   5.100%, 03/01/19 AMBAC Insured ........................      Aaa+/AAA+++           789,574
              Woonsocket, Rhode Island
    385,000   5.125%, 03/01/11 MBIA Insured .........................      Aaa+/AAA++            391,021
    655,000   4.450%, 12/15/12 FGIC Insured .........................      Aaa+/AAA+++           693,894
    685,000   4.550%, 12/15/13 FGIC Insured .........................      Aaa+/AAA+++           724,264
                                                                                            ------------
                 Total General Obligation Bonds .....................                         65,917,512
                                                                                            ------------
              REVENUE BONDS (55.7%)

              DEVELOPMENT REVENUE BONDS (9.1%)
              Rhode Island Convention Center Authority
    500,000   5.000%, 05/15/07 Series 1993 B MBIA Insured ...........      Aaa+/AAA++            530,245
  2,000,000   5.000%, 05/15/23 Series 1993 C MBIA Insured ...........      Aaa+/AAA++          2,024,280
              Rhode Island Public Building Authority State
                 Public Projects
  1,000,000   5.250%, 02/01/09 Series 1998 A AMBAC Insured ..........      Aaa+/AAA++          1,087,290
    500,000   5.000%, 12/15/09 Series 1999 A AMBAC Insured ..........      Aaa+/AAA++            550,210
  1,000,000   5.250%, 12/15/14 Series 1998 FSA Insured ..............      Aaa+/AAA++          1,102,850
    500,000   5.500%, 12/15/14 Series 1996 B MBIA Insured ...........      Aaa+/AAA++            538,215
    500,000   5.500%, 12/15/15 Series 1996 B MBIA Insured ...........      Aaa+/AAA++            538,215
              Rhode Island State Economic Development Corp.,
                 Airport Revenue
  1,000,000   5.000%, 07/01/18 Series B FSA Insured .................      Aaa+/AAA++          1,057,720

                                                                              RATING
    FACE                                                                   MOODY'S, S&P
   AMOUNT     REVENUE BONDS (CONTINUED)                                      OR FITCH           VALUE
------------  -------------------------------------------------------      ------------     ------------
              DEVELOPMENT REVENUE BONDS (CONTINUED)
              Rhode Island State Economic Development Corp.,
                 Motor Fuel Tax Revenue (Rhode Island
                 Department of Transportation)
$ 2,000,000   3.875%, 06/15/14 Series A AMBAC Insured ...............      Aaa+/AAA++       $  2,045,560
  1,000,000   4.000%, 06/15/15 Series A AMBAC Insured ...............      Aaa+/AAA++          1,023,030
              Rhode Island State Economic Development Corp.,
                 University of Rhode Island
    750,000   4.800%, 11/01/11 Series 1999 FSA Insured ..............        Aaa+/NR             807,885
    750,000   4.900%, 11/01/12 Series 1999 FSA Insured ..............        Aaa+/NR             807,030
    750,000   4.900%, 11/01/13 Series 1999 FSA Insured ..............        Aaa+/NR             803,910
    750,000   5.000%, 11/01/14 Series 1999 FSA Insured ..............        Aaa+/NR             808,950
                                                                                            ------------
                 Total Development Revenue Bonds ....................                         13,725,390
                                                                                            ------------
              HIGHER EDUCATION REVENUE BONDS (28.1%)
              Providence, Rhode Island Public Building Authority,
                 School Projects
  1,395,000   4.000%, 12/15/12 Series 2003 A MBIA Insured ...........      Aaa+/AAA++          1,459,756
  1,450,000   4.000%, 12/15/13 Series 2003 A MBIA Insured ...........      Aaa+/AAA++          1,503,955
  1,505,000   4.000%, 12/15/14 Series 2003 A MBIA Insured ...........      Aaa+/AAA++          1,550,451
  1,570,000   4.000%, 12/15/15 Series 2003 A MBIA Insured ...........      Aaa+/AAA++          1,604,305
  1,630,000   4.000%, 12/15/16 Series 2003 A MBIA Insured ...........      Aaa+/AAA++          1,655,510
              Rhode Island Health & Education Building Corp.,
                 Brown University
  2,000,000   5.250%, 09/01/17 Series 1993 MBIA Insured .............     AAA++/AAA+++         2,186,240
  1,000,000   5.000%, 09/01/23 Series 1993 MBIA Insured .............      Aaa+/AAA++          1,048,390
              Rhode Island Health & Education Building Corp.,
                 Bryant College
  1,000,000   5.125%, 06/01/19 AMBAC Insured ........................      Aaa+/AAA++          1,076,770
    230,000   5.000%, 12/01/21 AMBAC Insured ........................      Aaa+/AAA++            243,466
              Rhode Island Health & Education Building Corp.,
                 Higher Educational Facilities
    500,000   3.500%, 09/15/13 Series 2003 B MBIA Insured ...........      Aaa+/AAA++            499,240
  1,010,000   3.625%, 09/15/14 Series 2003 B MBIA Insured ...........      Aaa+/AAA++          1,007,101
    600,000   3.625%, 09/15/14 Series 2003 C MBIA Insured ...........      Aaa+/AAA++            598,278
  1,050,000   4.000%, 09/15/15 Series 2003 B MBIA Insured ...........      Aaa+/AAA++          1,074,759
    500,000   4.000%, 09/15/15 Series 2003 C MBIA Insured ...........      Aaa+/AAA++            509,925
  1,040,000   4.000%, 09/15/16 Series 2003 B MBIA Insured ...........      Aaa+/AAA++          1,057,545
    500,000   4.000%, 09/15/16 Series 2003 C MBIA Insured ...........      Aaa+/AAA++            506,585

                                                                              RATING
    FACE                                                                   MOODY'S, S&P
   AMOUNT     REVENUE BONDS (CONTINUED)                                      OR FITCH           VALUE
------------  -------------------------------------------------------      ------------     ------------
              HIGHER EDUCATION REVENUE BONDS (CONTINUED)
              Rhode Island Health & Education Building Corp.,
                 Johnson & Wales University
$ 1,360,000   4.000%, 04/01/12 Series 2003 XLCA Insured .............      Aaa+/AAA++       $  1,413,693
  3,210,000   4.000%, 04/01/13 Series 2003 XLCA Insured .............      Aaa+/AAA++          3,319,236
  2,000,000   4.000%, 04/01/14 Series 2003 XLCA Insured .............      Aaa+/AAA++          2,055,080
    465,000   5.500%, 04/01/15 1999 Series A MBIA Insured ...........      Aaa+/AAA++            536,196
    900,000   5.500%, 04/01/16 1999 Series A MBIA Insured ...........      Aaa+/AAA++          1,040,625
    785,000   5.500%, 04/01/17 1999 Series A MBIA Insured ...........      Aaa+/AAA++            908,755
              Rhode Island Health & Education Building Corp.,
                 Rhode Island School of Design
    505,000   4.700%, 06/01/18 Series 2001 MBIA Insured .............      Aaa+/AAA++            530,376
    280,000   4.750%, 06/01/19 Series 2001 MBIA Insured .............      Aaa+/AAA++            293,835
              Rhode Island Health & Education Building Corp.,
                 Roger Williams University
  1,000,000   5.500%, 11/15/11 Series 1996 S AMBAC Insured ..........       NR/AAA++           1,074,240
    500,000   5.125%, 11/15/11 AMBAC Insured ........................      Aaa+/AAA++            544,480
  1,000,000   5.125%, 11/15/14 Series 1996 S AMBAC Insured ..........      Aaa+/AAA++          1,098,580
  1,000,000   5.000%, 11/15/18 Series 1996 S AMBAC Insured ..........      Aaa+/AAA++          1,062,940
              Rhode Island State Health Educational Building Corp.,
                 University of Rhode Island
  1,000,000   3.500%, 09/15/13 Series 2004 A ........................      Aaa+/AAA++          1,002,200
              Rhode Island Health & Education Facilities Authority
                 Providence College
  1,000,000   4.250%, 11/01/14 XLCA Insured .........................      Aaa+/AAA++          1,047,940
  2,500,000   4.375%, 11/01/15 XLCA Insured .........................      Aaa+/AAA++          2,620,150
  2,500,000   4.500%, 11/01/16 XLCA Insured .........................      Aaa+/AAA++          2,626,200
  1,000,000   4.500%, 11/01/17 XLCA Insured .........................      Aaa+/AAA++          1,039,830
              Providence, Rhode Island Public Building School
                 & Public Facilities Project
  1,500,000   5.250%, 12/15/17 AMBAC Insured ........................      Aaa+/AAA++          1,646,355
  1,000,000   5.250%, 12/15/19 AMBAC Insured ........................      Aaa+/AAA++          1,099,280
                                                                                            ------------
                 Total Higher Education Revenue Bonds ...............                         42,542,267
                                                                                            ------------
              POLLUTION CONTROL REVENUE BONDS (4.5%)
              Rhode Island Clean Water Finance Agency, Water
                 Pollution Control Bonds
  1,800,000   5.000%, 10/01/18 Series 2002 B MBIA Insured ...........      Aaa+/AAA++          1,919,916
  4,765,000   4.375%, 10/01/21 Series 2002 B MBIA Insured ...........      Aaa+/AAA++          4,813,079
                                                                                            ------------
                 Total Pollution Control Revenue Bonds ..............                          6,732,995
                                                                                            ------------

                                                                              RATING
    FACE                                                                   MOODY'S, S&P
   AMOUNT     REVENUE BONDS (CONTINUED)                                      OR FITCH           VALUE
------------  -------------------------------------------------------      ------------     ------------
              WATER AND SEWER REVENUE BONDS (10.3%)
              Bristol County, Rhode Island Water Authority
$   300,000   5.000%, 12/01/08 Series 1997 A MBIA Insured ...........      Aaa+/AAA++       $    313,896
    750,000   5.250%, 07/01/17 Series 1997 A MBIA Insured ...........      Aaa+/AAA++            801,997
  1,000,000   3.250%, 12/01/12 Ser. 2004 Refdg. A MBIA Insured ......      Aaa+/AAA++            994,460
  1,000,000   3.500%, 12/01/13 Ser. 2004 Refdg. A MBIA Insured ......      Aaa+/AAA++          1,002,260
  1,000,000   3.500%, 12/01/14 Ser. 2004 Refdg. A MBIA Insured ......      Aaa+/AAA++            994,180
              Kent County, Rhode Island Water Authority
                 Revenue Bonds
    500,000   4.000%, 07/15/12 Series 2002 A MBIA Insured ...........      Aaa+/AAA++            522,140
  1,055,000   4.150%, 07/15/14 Series 2002 A MBIA Insured ...........      Aaa+/AAA++          1,095,776
              Rhode Island Clean Water Protection
    200,000   5.300%, 10/01/07 1993 Ser. 1993 A MBIA Insured ........      Aaa+/AAA++            215,002
    300,000   5.400%, 10/01/09 1993 Ser. 1993 A MBIA Insured ........      Aaa+/AAA++            334,941
    500,000   4.500%, 10/01/11 1993 Ser. 1993 B AMBAC Insured .......      Aaa+/AAA++            527,225
              Rhode Island Clean Water Protection Finance Agency,
  1,000,000   5.125%, 10/01/11 Series 1999 C MBIA Insured ...........      Aaa+/AAA++          1,094,100
    500,000   4.600%, 10/01/13 Series A AMBAC Insured ...............      Aaa+/AAA++            524,695
    500,000   4.750%, 10/01/14 Series A AMBAC Insured ...............      Aaa+/AAA++            531,315
  1,250,000   5.400%, 10/01/15 Series A MBIA Insured ................      Aaa+/AAA++          1,438,038
  2,000,000   4.750%, 10/01/18 Series A AMBAC Insured ...............      Aaa+/AAA++          2,079,820
    500,000   4.750%, 10/01/20 Series A AMBAC Insured ...............      Aaa+/AAA++            514,710
              Rhode Island Water Resources Board Public Drinking
                 Water Protection Revenue Bond
  1,500,000   4.000%, 03/01/14 MBIA Insured .........................      Aaa+/AAA++          1,541,310
  1,000,000   4.250%, 03/01/15 MBIA Insured .........................      Aaa+/AAA++          1,038,720
                                                                                            ------------
                 Total Water and Sewer Revenue Bonds ................                         15,564,585
                                                                                            ------------

              OTHER REVENUE BONDS (3.7%)
              Rhode Island State Capital Development Loan
  1,500,000   5.400%, 08/01/08 MBIA Insured .........................      Aaa+/AAA++          1,589,205
  1,135,000   5.000%, 08/01/11 MBIA Insured .........................      Aaa+/AAA++          1,222,089
              State of Rhode Island Certificates of Participation,
                 Howard Center Improvements
    400,000   5.250%, 10/01/10 MBIA Insured .........................      Aaa+/AAA++            430,784
    200,000   5.375%, 10/01/16 MBIA Insured .........................      Aaa+/AAA++            215,772

                                                                              RATING
    FACE                                                                   MOODY'S, S&P
   AMOUNT     REVENUE BONDS (CONTINUED)                                      OR FITCH           VALUE
------------  -------------------------------------------------------      ------------     ------------
              OTHER REVENUE BONDS (CONTINUED)
              State of Rhode Island Depositors Economic
                 Protection Corp.
$   135,000   5.500%, 08/01/06 Series 1992 B MBIA Insured ...........      Aaa+/AAA++       $    141,931
    300,000   5.800%, 08/01/09 Series 1993 B MBIA Insured ...........      Aaa+/AAA++            341,403
    500,000   6.000%, 08/01/17 Series 1992 B MBIA Insured ...........      Aaa+/AAA++            539,405
  1,045,000   5.250%, 08/01/21 Series 1993 B MBIA Insured
                 (Escrowed to Maturity) .............................      Aaa+/AAA++          1,174,611
                                                                                            ------------
                 Total Other Revenue Bonds ..........................                          5,655,200
                                                                                            ------------
                   Total Revenue Bonds ..............................                         84,220,437
                                                                                            ------------

                 Total Investments (cost $143,277,532*) ....    99.2%                        150,137,949
                 Other assets less liabilities .............     0.8                           1,235,322
                                                               -----                        ------------
                 Net Assets ................................   100.0%                       $151,373,271
                                                               =====                        ============
              *  See note 4.

              Portfolio Distribution By Quality Rating (unaudited)

              Aaa of Moody's or AAA of S&P or Fitch .................      100%

              Rating Services:

              +     Moody's Investors Service

              ++    Standard & Poor's

              +++   Fitch

              NR    Not rated by two of the three ratings services

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

              AMBAC - American Municipal Bond Assurance Corp.
              FGIC  - Financial Guaranty Insurance Co.
              FSA   - Financial Security Assurance
              MBIA  - Municipal Bond Investors Assurance
              XLCA  - XL Capital Assurance

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2004 (unaudited)

ASSETS
   Investments at value (cost $143,277,532) .................................................   $150,137,949
   Interest receivable ......................................................................      1,703,479
   Receivable for Fund shares sold ..........................................................        723,885
   Other assets .............................................................................          4,273
                                                                                                ------------
   Total assets .............................................................................    152,569,586
                                                                                                ------------
LIABILITIES
   Cash overdraft ...........................................................................        799,116
   Payable for Fund shares redeemed .........................................................        145,753
   Dividends payable ........................................................................        153,294
   Distribution and service fees payable ....................................................         57,953
   Management fee payable ...................................................................         14,070
   Accrued expenses .........................................................................         26,129
                                                                                                ------------
   Total liabilities ........................................................................      1,196,315
                                                                                                ------------
NET ASSETS ..................................................................................   $151,373,271
                                                                                                ------------
   Net Assets consist of:
   Capital Stock - Authorized 80,000,000 shares, par value $.01 per share ...................   $    140,570
   Additional paid-in capital ...............................................................    145,361,724
   Net unrealized appreciation on investments (note 4) ......................................      6,860,417
   Accumulated net realized loss on investments .............................................       (787,438)
   Distributions in excess of net investment income .........................................       (202,002)
                                                                                                ------------
                                                                                                $151,373,271
                                                                                                ============
CLASS A
   Net Assets ...............................................................................   $105,036,123
                                                                                                ============
   Capital shares outstanding ...............................................................      9,753,881
                                                                                                ============
   Net asset value and redemption price per share ...........................................   $      10.77
                                                                                                ============
   Offering price per share (100/96 of $10.77 adjusted to nearest cent) .....................   $      11.22
                                                                                                ============
CLASS C
   Net Assets ...............................................................................   $ 18,936,767
                                                                                                ============
   Capital shares outstanding ...............................................................      1,758,696
                                                                                                ============
   Net asset value and offering price per share .............................................   $      10.77
                                                                                                ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ............................................   $      10.77*
                                                                                                ============
CLASS I
   Net Assets ...............................................................................   $    822,308
                                                                                                ============
   Capital shares outstanding ...............................................................         76,406
                                                                                                ============
   Net asset value, offering and redemption price per share .................................   $      10.76
                                                                                                ============
CLASS Y
   Net Assets ...............................................................................   $ 26,578,073
                                                                                                ============
   Capital shares outstanding ...............................................................      2,468,049
                                                                                                ============
   Net asset value, offering and redemption price per share .................................   $      10.77
                                                                                                ============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
                                   (unaudited)

INVESTMENT INCOME:

     Interest income ...........................................                    $3,206,046

Expenses:

     Management fee (note 3) ...................................     $  376,392
     Distribution and service fees (note 3) ....................        173,744
     Trustees' fees and expenses (note 8) ......................         49,382
     Fund accounting fees ......................................         41,040
     Transfer and shareholder servicing agent fees .............         40,221
     Shareholders' reports and proxy statements ................         29,597
     Legal fees ................................................         29,086
     Custodian fees ............................................         16,999
     Auditing and tax fees .....................................         12,026
     Insurance .................................................          5,151
     Registration fees and dues ................................          3,259
     Chief compliance officer (note 3) .........................          1,136
     Miscellaneous .............................................         17,320
                                                                     ----------
     Total Expenses ............................................        795,353

     Management fee waived (note 3) ............................       (292,599)
     Expenses paid indirectly (note 6) .........................        (11,919)
                                                                     ----------
     Net expenses ..............................................                       490,835
                                                                                    ----------
     Net investment income .....................................                     2,715,211

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .....         26,183
     Change in unrealized appreciation on investments ..........      3,926,335
                                                                     ----------

     Net realized and unrealized gain (loss) on investments ....                     3,952,518
                                                                                    ----------
     Net change in net assets resulting from operations ........                    $6,667,729
                                                                                    ==========

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                           DECEMBER 31, 2004     YEAR ENDED
                                                                              (UNAUDITED)       JUNE 30, 2004
                                                                           -----------------  -----------------
OPERATIONS:
   Net investment income ...............................................     $   2,715,211      $   5,521,944
   Net realized gain (loss) from securities transactions ...............            26,183           (114,233)
   Change in unrealized appreciation on investments ....................         3,926,335         (5,849,916)
                                                                             -------------      -------------
      Change in net assets from operations .............................         6,667,729           (442,205)
                                                                             -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 9):
   Class A Shares:
   Net investment income ...............................................        (1,993,472)        (4,139,249)

   Class C Shares:
   Net investment income ...............................................          (276,419)          (670,058)

   Class I Shares:
   Net investment income ...............................................           (15,590)           (25,311)

   Class Y Shares:
   Net investment income ...............................................          (497,912)          (817,674)
                                                                             -------------      -------------
      Change in net assets from distributions ..........................        (2,783,393)        (5,652,292)
                                                                             -------------      -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...........................................        12,718,483         30,370,186
   Reinvested dividends and distributions ..............................         1,359,375          3,474,377
   Cost of shares redeemed .............................................        (8,806,019)       (33,567,190)
                                                                             -------------      -------------
   Change in net assets from capital share transactions ................         5,271,839            277,373
                                                                             -------------      -------------
      Change in net assets .............................................         9,156,175         (5,817,124)

NET ASSETS:
   Beginning of period .................................................       142,217,096        148,034,220
                                                                             -------------      -------------
   End of period* ......................................................     $ 151,373,271      $ 142,217,096
                                                                             =============      =============
   * Includes distributions in excess of net investment income of: .....     $    (202,002)     $    (133,820)
                                                                             =============      =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

      Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

A) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets.

      Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

      For the six months ended December 31, 2004, the Fund incurred management fees of $376,392 of which $292,599 was voluntarily waived. Such waivers are voluntary and can be terminated in the future at the Manager's discretion. However, the Manager has indicated that it intends to continue waiving fees as necessary in order that the Fund will remain competitive.

      Under the October 1, 2004, Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

B) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2004, distribution fees on Class A Shares amounted to $79,122, of which the Distributor retained $1,945.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2004 amounted to $70,812. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2004, amounted to $23,604. The total of these payments with respect to Class C Shares amounted to $94,416, of which the Distributor retained $21,580.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.05%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended December 31, 2004, these payments were made at the average annual rate of 0.20% of such net assets amounting to $825 of which $206 related to the Plan and $619 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the

Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2004, total commissions on sales of Class A Shares amounted to $125,022, of which the Distributor received $11,027.

C) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended December 31, 2004, the Fund incurred $28,496 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund for legal fees in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a partner of Hollyer Brady Barrett & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2004, purchases of securities and proceeds from the sales of securities aggregated $5,506,850 and $3,374,650, respectively.

      At December 31, 2004, the aggregate tax cost for all securities was $143,245,957. At December 31, 2004, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $6,938,096 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $46,104, for a net unrealized appreciation of $6,891,992.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 80% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 2004, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2004, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                           SIX MONTHS ENDED
                                           DECEMBER 31, 2004                    YEAR ENDED
                                              (UNAUDITED)                      JUNE 30, 2004
                                     -----------------------------     -----------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
                                        ------           ------           ------           ------
CLASS A SHARES:
   Proceeds from shares sold ....         455,819     $  4,882,655        1,501,680     $ 16,143,865
   Reinvested distributions .....         104,838        1,128,576          237,866        2,543,682
   Cost of shares redeemed ......        (478,989)      (5,144,252)      (1,857,743)     (19,805,126)
                                     ------------     ------------     ------------     ------------
      Net change ................          81,668          866,979         (118,197)      (1,117,579)
                                     ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold ....         208,447        2,235,023          526,213        5,626,850
   Reinvested distributions .....          15,068          162,172           37,896          405,643
   Cost of shares redeemed ......        (172,276)      (1,850,971)        (918,377)      (9,748,834)
                                     ------------     ------------     ------------     ------------
      Net change ................          51,239          546,224         (354,268)      (3,716,341)
                                     ------------     ------------     ------------     ------------
CLASS I SHARES:
   Proceeds from shares sold ....           4,861           52,404           33,611          362,059
   Reinvested distributions .....             346            3,708              655            7,014
   Cost of shares redeemed ......          (4,182)         (45,000)              --               --
                                     ------------     ------------     ------------     ------------
      Net change ................           1,025           11,112           34,266          369,073
                                     ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold ....         517,446        5,548,401          774,201        8,237,412
   Reinvested distributions .....           6,044           64,919           48,312          518,038
   Cost of shares redeemed ......        (164,375)      (1,765,796)        (379,850)      (4,013,230)
                                     ------------     ------------     ------------     ------------
      Net change ................         359,115        3,847,524          442,663        4,742,220
                                     ------------     ------------     ------------     ------------
Total transactions in Fund
   shares .......................         493,047     $  5,271,839            4,464     $    277,373
                                     ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      During the previous fiscal year ended June 30, 2004, there were eight Trustees, one of which is affiliated with the Manager and is not paid any trustee fees. Each Trustee's fee paid during the year was at the annual rate of $8,350 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual

Meeting of Shareholders. For the previous fiscal year ended June 30, 2004, such reimbursements averaged approximately $5,204 per Trustee.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $94,092 and debited additional paid-in capital in the amount of $94,092 at June 30, 2004. This adjustment had no impact on the Fund's aggregate net assests at June 30, 2004. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

      At June 30, 2004, the Fund had a capital loss carryover of $632,152 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. The Fund utilized $67,236 of capital loss carryovers from a prior year. In addition, the Fund incurred losses from November 1, 2003 through June 30, 2004 in the amount of $181,469 that will be treated as arising on July 1, 2004.

      Tax character of distributions:

                                        YEAR ENDED JUNE 30,
                                       2004            2003
                                    -----------     -----------
      Net tax-exempt income         $ 5,557,238     $ 5,052,703
      Ordinary income                    95,054          97,914
                                    -----------     -----------
                                    $ 5,652,292     $ 5,150,617
                                    -----------     -----------

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                 $  (813,621)
      Unrealized appreciation                         2,961,795
                                                    -----------
                                                    $ 2,148,174
                                                    ===========

      At June 30, 2004, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                             YEAR ENDED JUNE 30,
                                                      12/31/04       ------------------------------------------------------------
                                                     (UNAUDITED)       2004         2003         2002         2001         2000
                                                     -----------     --------     --------     --------     --------     --------
Net asset value, beginning of period ............     $  10.49       $  10.92     $  10.47     $  10.32     $   9.91     $  10.16
Income (loss) from investment operations:
   Net investment income + ......................         0.20           0.41         0.42         0.45         0.47         0.49
   Net gain (loss) on securities
      (both realized and unrealized) ............         0.28          (0.42)        0.47         0.16         0.44        (0.24)
                                                      --------       --------     --------     --------     --------     --------
   Total from investment operations .............         0.48          (0.01)        0.89         0.61         0.91         0.25
                                                      --------       --------     --------     --------     --------     --------
Less distributions (note 9):
   Dividends from net investment income .........        (0.20)         (0.42)       (0.44)       (0.46)       (0.50)       (0.50)
                                                      --------       --------     --------     --------     --------     --------
Net asset value, end of period ..................     $  10.77       $  10.49     $  10.92     $  10.47     $  10.32     $   9.91
                                                      ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge) ......         4.63%*        (0.10)%       8.64%        6.07%        9.19%        2.58%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....     $105,036       $101,413     $106,887     $ 86,378     $ 67,669     $ 59,899
   Ratio of expenses to average net assets ......         0.59%**        0.53%        0.51%        0.49%        0.41%        0.41%
   Ratio of net investment income to
      average net assets ........................         3.67%**        3.82%        3.96%        4.34%        4.65%        4.89%
   Portfolio turnover rate ......................         2.31%*         8.61%       11.74%        6.02%        3.08%        8.66%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ......         0.96%**        0.91%        0.88%        0.88%        0.95%        0.95%
   Ratio of net investment income to
      average net assets ........................         3.30%**        3.44%        3.59%        3.95%        4.11%        4.36%

The expense ratios after giving effect to the waiver,  reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......         0.57%**        0.52%        0.48%        0.46%        0.40%        0.38%

                                                                                        CLASS C
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                             YEAR ENDED JUNE 30,
                                                      12/31/04       ------------------------------------------------------------
                                                     (UNAUDITED)       2004         2003         2002         2001         2000
                                                     -----------     --------     --------     --------     --------     --------
Net asset value, beginning of period ............     $  10.48       $  10.92     $  10.47     $  10.32     $   9.91     $  10.16
Income (loss) from investment operations:
   Net investment income + ......................         0.15           0.32         0.33         0.36         0.38         0.40
   Net gain (loss) on securities
      (both realized and unrealized) ............         0.30          (0.43)        0.47         0.16         0.43        (0.24)
                                                      --------       --------     --------     --------     --------     --------
   Total from investment operations .............         0.45          (0.11)        0.80         0.52         0.81         0.16
                                                      --------       --------     --------     --------     --------     --------
Less distributions (note 9):
   Dividends from net investment income .........        (0.16)         (0.33)       (0.35)       (0.37)       (0.40)       (0.41)
                                                      --------       --------     --------     --------     --------     --------
Net asset value, end of period ..................     $  10.77       $  10.48     $  10.92     $  10.47     $  10.32     $   9.91
                                                      ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge) ......         4.29%*        (1.04)%       7.72%        5.16%        8.27%        1.71%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....     $ 18,937       $ 17,901     $ 22,506     $ 15,606     $  7,023     $  4,681
   Ratio of expenses to average net assets ......         1.44%**        1.38%        1.35%        1.34%        1.26%        1.26%
   Ratio of net investment income to
      average net assets ........................         2.82%**        2.98%        3.10%        3.46%        3.78%        4.04%
   Portfolio turnover rate ......................         2.31%*         8.61%       11.74%        6.02%        3.08%        8.66%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ......         1.81%**        1.76%        1.72%        1.72%        1.80%        1.80%
   Ratio of net investment income to
      average net assets ........................         2.45%**        2.60%        2.73%        3.07%        3.24%        3.50%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......         1.42%**        1.37%        1.33%        1.31%        1.25%        1.23%

+ Per share amounts have been calculated using the monthly average shares method.

*     Not annualized

**    Annualized

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     CLASS I
                                                    -----------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                          YEAR ENDED JUNE 30,
                                                     12/31/04       -------------------------------------------------------
                                                    (UNAUDITED)       2004        2003        2002        2001        2000
                                                    -----------     -------     -------     -------     -------     -------
Net asset value, beginning of period ............     $ 10.48       $ 10.91     $ 10.47     $ 10.32     $  9.90     $ 10.15
Income from investment operations:
   Net investment income+ .......................        0.21          0.41        0.42        0.44        0.47        0.48
   Net gain (loss) on securities (both
      realized and unrealized) ..................        0.27         (0.42)       0.46        0.17        0.43       (0.23)
                                                      -------       -------     -------     -------     -------     -------

   Total from investment operations .............        0.48         (0.01)       0.88        0.61        0.90        0.25
                                                      -------       -------     -------     -------     -------     -------

Less distributions (note 9):
   Dividends from net investment income .........       (0.20)        (0.42)      (0.44)      (0.46)      (0.48)      (0.50)
                                                      -------       -------     -------     -------     -------     -------

Net asset value, end of period ..................     $ 10.76       $ 10.48     $ 10.91     $ 10.47     $ 10.32     $  9.90
                                                      =======       =======     =======     =======     =======     =======

Total return (not reflecting sales charge) ......        4.61%*       (0.12)%      8.52%       6.05%       9.29%       2.56%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....     $   822       $   790     $   449     $   386     $    93     $    75
   Ratio of expenses to average net assets ......        0.58%**       0.53%       0.52%       0.50%       0.41%       0.43%
   Ratio of net investment income to
      average net assets ........................        3.67%**       3.82%       3.95%       4.32%       4.65%       4.87%
   Portfolio turnover rate ......................        2.31%*        8.61%      11.74%       6.02%       3.08%       8.66%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ......        0.96%**       0.91%       0.89%       0.89%       0.96%       0.97%
   Ratio of net investment income to
      average net assets ........................        3.30%**       3.44%       3.58%       3.93%       4.10%       4.34%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......        0.57%**       0.52%       0.49%       0.48%       0.41%       0.40%

                                                                                     CLASS Y
                                                    -----------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                          YEAR ENDED JUNE 30,
                                                     12/31/04       -------------------------------------------------------
                                                    (UNAUDITED)       2004        2003        2002        2001        2000
                                                    -----------     -------     -------     -------     -------     -------
Net asset value, beginning of period ............     $ 10.49       $ 10.92     $ 10.47     $ 10.32     $  9.91     $ 10.16
Income from investment operations:
   Net investment income+ .......................        0.21          0.43        0.45        0.46        0.48        0.50
   Net gain (loss) on securities (both
      realized and unrealized) ..................        0.28         (0.43)       0.45        0.17        0.44       (0.24)
                                                      -------       -------     -------     -------     -------     -------

   Total from investment operations .............        0.49            --        0.90        0.63        0.92        0.26
                                                      -------       -------     -------     -------     -------     -------

Less distributions (note 9):
   Dividends from net investment income .........       (0.21)        (0.43)      (0.45)      (0.48)      (0.51)      (0.51)
                                                      -------       -------     -------     -------     -------     -------

Net asset value, end of period ..................     $ 10.77       $ 10.49     $ 10.92     $ 10.47     $ 10.32     $  9.91
                                                      =======       =======     =======     =======     =======     =======

Total return (not reflecting sales charge) ......        4.72%*        0.03%       8.80%       6.22%       9.35%       2.73%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....     $26,578       $22,113     $18,193     $11,726     $ 3,332     $ 2,277
   Ratio of expenses to average net assets ......        0.44%**       0.38%       0.36%       0.34%       0.26%       0.26%
   Ratio of net investment income to
      average net assets ........................        3.82%**       3.97%       4.10%       4.47%       4.79%       5.07%
   Portfolio turnover rate ......................        2.31%*        8.61%      11.74%       6.02%       3.08%       8.66%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ......        0.81%**       0.76%       0.73%       0.73%       0.80%       0.79%
   Ratio of net investment income to
      average net assets ........................        3.45%**       3.59%       3.73%       4.08%       4.24%       4.54%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......        0.42%**       0.37%       0.33%       0.31%       0.26%       0.23%

+ Per share amounts have been calculated using the monthly average shares method.

*     Not annualized

**    Annualized

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                  ACTUAL
               TOTAL RETURN        BEGINNING        ENDING           EXPENSES
                  WITHOUT           ACCOUNT         ACCOUNT         PAID DURING
              SALES CHARGES(1)       VALUE           VALUE         THE PERIOD(2)
--------------------------------------------------------------------------------

Class A             4.63%          $1,000.00       $1,046.30          $2.94
--------------------------------------------------------------------------------
Class C             4.29%          $1,000.00       $1,042.90          $7.31
--------------------------------------------------------------------------------
Class I             4.61%          $1,000.00       $1,046.10          $2.94
--------------------------------------------------------------------------------
Class Y             4.72%          $1,000.00       $1,047.20          $2.17
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.57%, 1.42%, 0.57% AND 0.42% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                HYPOTHETICAL
                 ANNUALIZED        BEGINNING        ENDING          EXPENSES
                   TOTAL            ACCOUNT         ACCOUNT        PAID DURING
                   RETURN            VALUE           VALUE         THE PERIOD(1)
--------------------------------------------------------------------------------
Class A             5.00%          $1,000.00       $1,022.33           $2.91
--------------------------------------------------------------------------------
Class C             5.00%          $1,000.00       $1,018.05           $7.22
--------------------------------------------------------------------------------
Class I             5.00%          $1,000.00       $1,022.33           $2.91
--------------------------------------------------------------------------------
Class Y             5.00%          $1,000.00       $1,023.09           $2.14
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.57%, 1.42%, 0.57% AND 0.42% FOR THE TRUST'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on October 14, 2004. The holders of shares representing 72% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                                 NUMBER OF VOTES
                                         -------------------------------
      TRUSTEE                               FOR                 WITHHELD
      -------                               ---                 --------

      Lacy B. Herrmann                   9,761,096               28,555
      Vernon R. Alden                    9,760,996               28,655
      Paul Y. Clinton                    9,760,996               28,655
      David A. Duffy                     9,761,596               28,055
      Willliam J. Nightingale            9,761,596               28,055
      John J. Partridge                  9,761,596               28,055
      Cornelius T. Ryan                  9,760,262               29,390
      J. William Weeks                   9,759,901               29,751

2. To ratify the selection of KPMG LLP as the Fund's independent registered public accounting firm.

      Number of Votes:

      FOR                                  AGAINST               ABSTAIN
      ---                                  -------               -------
      9,765,890                             7,131                16,630

--------------------------------------------------------------------------------
INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROXY VOTING RECORD. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.
--------------------------------------------------------------------------------

FOUNDER

   AQUILA MANAGEMENT CORPORATION

MANAGER

   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER

   CITIZENS INVESTMENT ADVISORS,
   A DEPARTMENT OF CITIZENS BANK
   OF RHODE ISLAND
   One Citizens Plaza
   Providence, Rhode Island 02903

BOARD OF TRUSTEES

   Lacy B. Herrmann, Chairman
   Vernon R. Alden
   David A. Duffy
   William J. Nightingale
   John J. Partridge
   James R. Ramsey
   Cornelius T. Ryan
   J. William Weeks

OFFICERS

   Diana P. Herrmann, Vice Chair and President
   Stephen J. Caridi, Senior Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN

   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio  43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:  /s/  Lacy B. Herrmann
---------------------------------
Chair of the Board
February 28, 2005

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair and President
February 28, 2005


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chair of the Board
February 28, 2005

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair and President
February 28, 2005

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 28, 2005